Tax On Profit On Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
U.K. corporation tax based on the results for the year ended 30 June 2025 at 25.0% (2024 : 25%, 2023: 20.5%)	£ 0	£ (1,667)	£ 8,141
Overseas tax	14,072	12,746	16,120
Adjustment in respect of prior periods	(552)	(2,878)	4,895
Current Tax	13,520	8,201	29,156
Deferred Tax	(10,619)	1,657	(9,156)
Total tax expense (income)	£ 2,901	£ 9,858	£ 20,000
Profit on ordinary activities at U.K. statutory rate	25.00%	25.00%	20.50%